SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Accounting Policies [Abstract]
PURCHASED OPTIONS (CONTRACTS)	$ 0
WARRANTS (NOTIONAL VALUE)	1,146,353
WRITTEN OPTIONS (CONTRACTS)	$ 0